Accrued Expenses and Other Payables (Accrued expenses and other payables) (Details) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY
Other payables	$ 982	6,095	6,577
Predicted liability	0	0	200
Accrued Liabilities and Other Liabilities, Total	$ 982	6,095	6,777